April 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

1st Franklin Financial Corporation

Registration Statement on Form S-1

Ladies and Gentlemen:

Attached for filing with the Securities and Exchange Commission (the “Commission”) on behalf of 1st Franklin Financial Corporation, a Georgia corporation (the “Company”), is a Registration Statement on Form S-1 (the “Registration Statement”) relating to the Company’s $60,000,000 Variable Rate Subordinated Debentures.

The filing fee required in connection with the filing of the Registration Statement has been wired to the account of the Commission at U.S. Bank, St. Louis, Missouri by the Company.

Please contact the undersigned at (706) 886-7571 if you have any questions or comments concerning the filing.  Thank you for your attention to this matter.

Very truly yours,

/s/ A. Roger Guimond

A. Roger Guimond

Attachment

cc:

Mark L. Hanson, Esq.

ATI-2467490v1